UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number        811-7987
                                   ---------------------------------------------

                              DEAN FAMILY OF FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

2480 KETTERING TOWER     DAYTON, OH                             45423
--------------------------------------------------------------------------------
           (Address of principal executive offices)           (Zip code)

Timothy Ashburn           Unified Fund Services
                          431 N. Pennsylvania St.
                          Indianapolis, IN  46204
                     -------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: 888-899-8343

Date of fiscal year end:       3/31
                        -----------------

Date of reporting period:      9/30/03
                         ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.




                                     [LOGO]
                           DEAN INVESTMENT ASSOCIATES
                           --------------------------
                              DEAN FAMILY OF FUNDS


                              LARGE CAP VALUE FUND

                              SMALL CAP VALUE FUND

                                  BALANCED FUND

                               INTERNATIONAL FUND









                               SEMI-ANNUAL REPORT

                               September 30, 2003

                                   (Unaudited)


DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
SHARES        COMMON STOCKS-- 97.40%                                     VALUE
--------------------------------------------------------------------------------
              AGENTS, BROKERS & SERVICES-- 2.98%
   4,500      Hartford Financial Services Group, Inc. ............      $236,835
                                                                        --------

              CHEMICAL & ALLIED PRODUCTS -- 2.87%
   7,000      Dow Chemical Co. ...................................       227,780
                                                                        --------

              CRUDE PETROLEUM & NATURAL GAS -- 3.16%
   6,000      Anadarko Petroleum, Inc. ...........................       250,560
                                                                        --------

              DRILLING OIL & GAS WELLS -- 5.39%
  11,200      Diamond Offshore Drilling, Inc. ....................       213,920
  10,700      Transocean, Inc. * .................................       214,000
                                                                        --------
                                                                         427,920
                                                                        --------
              ELECTRICAL SERVICES -- 3.94%
  64,000      Calpine Corp. * ....................................       312,960
                                                                        --------

              ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              (NO COMPUTER EQUIPMENT) -- 3.00%
   8,000      General Electric Co. ...............................       238,480
                                                                        --------

              ELECTRONIC CONNECTORS -- 3.68%
  14,300      Tyco International Ltd. ............................       292,149
                                                                        --------

              FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES -- 4.42%
   5,000      Fannie Mae .........................................       351,000
                                                                        --------

              FINANCE SERVICES -- 4.19%
   6,600      Morgan Stanley .....................................       333,036
                                                                        --------

              FIRE, MARINE & CASUALTY INSURANCE -- 6.34%
   7,600      ACE Ltd. ...........................................       251,408
   4,000      American International Group, Inc. .................       230,800
     432      Travelers Property Casualty Corp., Class A .........         6,860
     887      Travelers Property Casualty Corp., Class B .........        14,086
                                                                        --------
                                                                         503,154
                                                                        --------
              MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS -- 3.08%
  10,000      Masco Corp. ........................................       244,800
                                                                        --------

              NATIONAL COMMERCIAL BANKS -- 9.25%
   2,400      Bank of America Corp. ..............................       187,296
   6,000      Citigroup, Inc. ....................................       273,060
   8,000      J.P. Morgan Chase & Co. ............................       274,640
                                                                        --------
                                                                         734,996
                                                                        --------

See accompanying notes which are an integral part of the financial statements.
2



DEAN LARGE CAP VALUE FUND (CONTINUED)
================================================================================
SHARES        COMMON STOCKS-- 97.40% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
              PHARMACEUTICAL PREPARATIONS -- 3.06%
   8,000      Pfizer, Inc. ...................................        $  243,040
                                                                      ----------

              PRINTED CIRCUIT BOARDS -- 3.57%
  20,000      Flextronics International Ltd. * ...............           283,600
                                                                      ----------

              RAILROADS, LINE-HAULING -- 5.84%
  12,500      Norfolk Southern ...............................           231,250
   4,000      Union Pacific Corp. ............................           232,680
                                                                      ----------
                                                                         463,930
                                                                      ----------
              RETAIL-FAMILY CLOTHING STORES -- 3.91%
  16,000      TJX Companies, Inc. ............................           310,720
                                                                      ----------

              RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS -- 4.01%
  10,000      Home Depot, Inc. ...............................           318,500
                                                                      ----------

              SAVINGS INSTITUTIONS, FEDERALLY CHARTERED -- 3.08%
   8,000      Charter One Financial, Inc. ....................           244,800
                                                                      ----------

              SEMICONDUCTORS & RELATED DEVICES -- 3.46%
  10,000      Intel Corp. ....................................           275,100
                                                                      ----------

              SERVICES - HEALTH SERVICES -- 4.27%
   4,400      Wellpoint Health Network, Inc. * ...............           339,152
                                                                      ----------

              SERVICES - PREPACKAGED SOFTWARE -- 3.94%
  12,000      Computer Associates International, Inc. ........           313,320
                                                                      ----------

              SURETY INSURANCE -- 3.22%
   4,000      AMBAC Financial Group, Inc. ....................           256,000
                                                                      ----------

              SURGICAL & MEDICAL INSTRUMENTS & APPARATUS -- 4.02%
  11,000      Baxter International, Inc. .....................           319,660
                                                                      ----------

              WHOLESALE - PHARMACEUTICALS -- 2.72%
   4,000      AmerisourceBergen Corp. ........................           216,200
                                                                      ----------

              TOTAL COMMON STOCKS (COST $8,441,055) ..........        $7,737,692
                                                                      ----------



See accompanying notes which are an integral part of the financial statements.
                                                                               3



DEAN LARGE CAP VALUE FUND (CONTINUED)
================================================================================
PRINCIPAL
  VALUE       MONEY MARKET SECURITIES-- 2.61%                           VALUE
--------------------------------------------------------------------------------
$207,242      First American Treasury Obligation Fund, Class S
               (Cost $207,242) ...............................        $  207,242
                                                                      ----------

              TOTAL INVESTMENTS (COST $8,648,297)-- 100.01% ..        $7,944,934
                                                                      ----------

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.01%)               (787)
                                                                      ----------

              TOTAL NET ASSETS-- 100.00% .....................        $7,944,147
                                                                      ==========




* Non-income producing securities.












See accompanying notes which are an integral part of the financial statements.
4







DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
SHARES         COMMON STOCKS-- 97.52%                                   VALUE
--------------------------------------------------------------------------------
               ACCIDENT & HEALTH INSURANCE -- 1.47%
   4,000       Stancorp Financial Group, Inc. ...................       $229,800
                                                                        --------

               AIR TRANSPORTATION, NONSCHEDULED -- 1.17%
   9,000       Offshore Logistics, Inc. * .......................        182,700
                                                                        --------

               BALL & ROLLER BEARINGS -- 2.44%
  25,000       Timken Co. .......................................        381,000
                                                                        --------

               CONCRETE GYPSUM PLASTER PRODUCTS -- 2.54%
  12,000       Ameron International, Inc. .......................        396,120
                                                                        --------

               CRUDE PETROLEUM & NATURAL GAS -- 5.09%
  15,000       Evergreen Resources, Inc. * ......................        405,000
  11,000       Stone Energy Corp. * .............................        388,080
                                                                        --------
                                                                         793,080
                                                                        --------
               ELECTRICAL WORK -- 2.05%
   7,500       EMCOR Group, Inc. * ..............................        319,125
                                                                        --------

               ELECTRONIC COMPONENTS & ACCESSORIES -- 2.92%
  26,000       Vishay Intertechnology, Inc. * ...................        455,520
                                                                        --------

               FARM MACHINERY & EQUIPMENT -- 2.09%
  19,000       AGCO Corp. * .....................................        325,660
                                                                        --------

               FOOTWEAR, (NO RUBBER) -- 4.26%
   9,000       Brown Shoe Co., Inc. .............................        285,300
  10,500       K-Swiss, Inc. ....................................        377,895
                                                                        --------
                                                                         663,195
                                                                        --------
               HOUSEHOLD FURNITURE -- 2.47%
  16,000       Furniture Brands International, Inc. .............        385,600
                                                                        --------

               INDUSTRIAL TRUCKS, TRACTORS, TRAILORS & STACKERS -- 2.73%
  23,000       Terex Corp. * ....................................        426,190
                                                                        --------

               LABORATORY ANALYTICAL INSTRUMENTS -- 2.31%
  10,000       Mettler Toledo International, Inc. * .............        359,500
                                                                        --------

               LEISURE DURABLES & TOYS -- 2.56%
  28,000       Callaway Golf, Inc. ..............................        399,560
                                                                        --------

               LIFE INSURANCE -- 2.69%
   9,000       Delphi Financial Group, Inc. .....................        418,680
                                                                        --------






See accompanying notes which are an integral part of the financial statements.
                                                                               5





DEAN SMALL CAP VALUE FUND (CONTINUED)
================================================================================
SHARES         COMMON STOCKS-- 97.52% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
               MISCELLANEOUS CHEMICAL PRODUCTS -- 3.13%
  43,000       Hercules Inc. * ..................................       $487,190
                                                                        --------

               MISCELLANEOUS FOOD PREPARATIONS & KINDRED PRODUCTS -- 2.48%
  10,000       American Italian Pasta Co., Class A * ............        386,900
                                                                        --------

               MOTOR VEHICLE PARTS & ACCESSORIES -- 2.60%
  10,000       Superior Industries International, Inc. ..........        405,500
                                                                        --------

               NATIONAL COMMERCIAL BANKS -- 4.65%
   7,000       City National Corp. ..............................        356,720
  11,000       First Community Bancorp ..........................        368,390
                                                                        --------
                                                                         725,110
                                                                        --------
               PAPERBOARD CONTAINERS & BOXES -- 2.84%
  17,000       Greif, Inc., Class A .............................        442,000
                                                                        --------

               PLASTIC MAIL, SYNTHETIC RESIN/RUBBER, CELLULOSE
               (NO GLASS) -- 2.42%
  65,000       Crompton Corp. ...................................        377,650
                                                                        --------

               PULP MILLS -- 3.20%
  33,000       Pope & Talbot Inc. ...............................        498,960
                                                                        --------

               RETAIL-HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES -- 2.47%
  20,000       Pier 1 Imports, Inc. .............................        384,800
                                                                        --------

               RETAIL-WOMEN'S CLOTHING STORES -- 2.68%
  13,000       AnnTaylor Stores Corp * ..........................        417,820
                                                                        --------

               REFUSE SYSTEMS -- 1.80%
   8,000       Waste Connections, Inc. * ........................        280,720
                                                                        --------

               SAWMILLS & PLANTING MILLS, GENERAL -- 2.34%
  15,000       Universal Forest Products, Inc. ..................        364,050
                                                                        --------

               SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED -- 1.83%
   9,000       Coastal Bancorp, Inc. ............................        285,750
                                                                        --------

               SEMICONDUCTORS & RELATED DEVICES -- 2.46%
  18,000       Photronics Inc. * ................................        382,680
                                                                        --------

               SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. -- 3.59%
  35,000       Per-Se Technologies, Inc. * ......................        560,000
                                                                        --------



See accompanying notes which are an integral part of the financial statements.
6



DEAN SMALL CAP VALUE FUND (CONTINUED)
================================================================================
SHARES         COMMON STOCKS-- 97.52% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
               SERVICES - HELP SUPPLY SERVICES -- 1.18%
  13,000       Cross Country Healthcare, Inc. * ...............      $   183,170
                                                                     -----------

               SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION -- 2.03%
   8,000       Mandalay Resort Group ..........................          316,880
                                                                     -----------

               SERVICES - VIDEO TAPE RENTAL -- 4.09%
  19,000       Hollywood Entertainment Corp. * ................          323,000
  16,000       Movie Gallery, Inc. * ..........................          314,400
                                                                     -----------
                                                                         637,400
                                                                     -----------
               STATE COMMERCIAL BANK -- 2.30%
  30,000       Sterling Bancshares Corp. ......................          357,900
                                                                     -----------

               STEEL PIPE & TUBES -- 2.79%
  28,000       Maverick Tube Corp. * ..........................          434,560
                                                                     -----------

               TRUCKING (NO LOCAL) -- 2.63%
  13,000       USF Corp. ......................................          409,110
                                                                     -----------

               WATER, SEWER, PIPELINE, COMMUNICATION &
               POWER LINE CONSTRUCTION -- 2.85%
  25,000       Insituform Technologies, Inc., Class A * .......          444,000
                                                                     -----------

               WATER TRANSPORTATION -- 2.18%
  12,000       Tidewater, Inc. ................................          339,600
                                                                     -----------

               WHOLESALE-ELECTRONIC PARTS & EQUIPMENT -- 2.19%
  27,000       Audiovox Corp., Class A * ......................          341,010
                                                                     -----------

               TOTAL COMMON STOCKS (COST $13,801,205) .........      $15,198,490
                                                                     -----------


================================================================================
PRINCIPAL
  VALUE        MONEY MARKET SECURITIES-- 4.61%                           VALUE
--------------------------------------------------------------------------------
$718,917       First American Treasury Obligation Fund, Class S
               (Cost $718,917) ................................      $   718,917
                                                                     -----------

               TOTAL INVESTMENTS (COST $14,520,122)-- 102.13% .      $15,917,407
                                                                     -----------

               LIABILITIES IN EXCESS OF CASH AND
               OTHER ASSETS-- (2.13)% .........................         (332,233)
                                                                     -----------

               TOTAL NET ASSETS-- 100.00%                            $15,585,174
                                                                     ===========




* Non-income producing securities.


See accompanying notes which are an integral part of the financial statements.
                                                                               7




DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
SHARES         COMMON STOCKS-- 74.17%                                    VALUE
--------------------------------------------------------------------------------
              AGENTS, BROKERS & SERVICES-- 2.50%
   4,500      Hartford Financial Services Group, Inc. ............      $236,835
                                                                        --------

              CHEMICAL & ALLIED PRODUCTS -- 2.06%
   6,000      Dow Chemical Co. ...................................       195,240
                                                                        --------

              CRUDE PETROLEUM & NATURAL GAS -- 2.03%
   4,600      Anadarko Petroleum Corp. ...........................       192,096
                                                                        --------

              DRILLING OIL & GAS WELLS -- 4.17%
  11,000      Diamond Offshore Drilling, Inc. ....................       210,100
   9,200      Transocean, Inc. * .................................       184,000
                                                                        --------
                                                                         394,100
                                                                        --------
              ELECTRIC SERVICES -- 1.91%
  37,000      Calpine Corp. * ....................................       180,930
                                                                        --------

              ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              (NO COMPUTER EQUIPMENT) -- 3.85%
  12,200      General Electric Co. ...............................       363,682
                                                                        --------

              ELECTRONIC CONNECTORS -- 2.42%
  11,193      Tyco International Ltd. ............................       228,673
                                                                        --------

              FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES -- 2.45%
   3,300      Fannie Mae .........................................       231,660
                                                                        --------

              FINANCE SERVICES -- 2.99%
   5,600      Morgan Stanley .....................................       282,576
                                                                        --------

              FIRE, MARINE & CASUALTY INSURANCE -- 4.56%
    6000      ACE Ltd. ...........................................       198,480
   3,700      American International Group, Inc. .................       213,490
     397      Travelers Property Casualty Corp, Class A ..........         6,304
     816      Travelers Property Casualty Corp, Class B ..........        12,958
                                                                        --------
                                                                         431,232
                                                                        --------
              MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS -- 2.85%
  11,000      Masco Corp. ........................................       269,280
                                                                        --------

              NATIONAL COMMERCIAL BANKS -- 9.23%
   3,000      Bank of America Corp. ..............................       234,120
   4,700      Citigroup, Inc. ....................................       213,897
   7,300      FleetBoston Financial Corp. ........................       220,095
   5,950      J.P. Morgan Chase & Co. ............................       204,264
                                                                        --------
                                                                         872,376
                                                                        --------


See accompanying notes which are an integral part of the financial statements.
8





DEAN BALANCED FUND (CONTINUED)
================================================================================
SHARES         COMMON STOCKS-- 74.17% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
               PHARMACEUTICAL PREPARATIONS -- 2.06%
     6,400     Pfizer, Inc. ...................................       $  194,432
                                                                      ----------

               PRINTED CIRCUIT BOARDS -- 2.10%
    14,000     Flextronics International Ltd. * ...............          198,520
                                                                      ----------

               RAILROADS, LINE-HAULING -- 4.12%
    11,000     Norfolk Southern ...............................          203,500
     3,200     Union Pacific Corp. ............................          186,144
                                                                      ----------
                                                                         389,644
                                                                      ----------
               RETAIL - FAMILY CLOTHING STORES -- 2.05%
    10,000     TJX Companies, Inc. ............................          194,200
                                                                      ----------

               RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS -- 3.71%
    11,000     Home Depot, Inc. ...............................          350,350
                                                                      ----------

               SAVINGS INSTITUTIONS, FEDERALLY CHARTERED -- 2.07%
     6,400     Charter One Financial, Inc. ....................          195,840
                                                                      ----------

               SEMICONDUCTORS & RELATED DEVICES -- 2.62%
     9,000     Intel Corp. ....................................          247,590
                                                                      ----------

               SERVICES - HEALTH SERVICES -- 2.44%
     3,000     WellPoint Health Networks, Inc. * ..............          231,240
                                                                      ----------

               SERVICES - PREPACKAGED SOFTWARE -- 2.48%
     9,000     Computer Associates International, Inc. ........          234,990
                                                                      ----------

               SURETY INSURANCE -- 2.37%
     3,500     AMBAC Financial Group, Inc. ....................          224,000
                                                                      ----------

               SURGICAL & MEDICAL INSTRUMENTS & APPARATUS -- 2.46%
     8,000     Baxter International, Inc. .....................          232,480
                                                                      ----------

               WATER TRANSPORTATION -- 2.78%
     8,000     Carnival Corp. .................................          263,120
                                                                      ----------

               WHOLESALE - PHARMACEUTICALS -- 1.89%
     3,300     AmerisourceBergen Corp. ........................          178,365
                                                                      ----------

               TOTAL COMMON STOCKS (COST $7,314,933) ..........       $7,013,451
                                                                      ----------




See accompanying notes which are an integral part of the financial statements.
                                                                               9




DEAN BALANCED FUND (CONTINUED)
================================================================================
PRINCIPAL
 VALUE        FIXED INCOME OBLIGATIONS-- 18.66%                         VALUE
--------------------------------------------------------------------------------
$  150,000    Bank of America Corp., 7.40%, 01/15/11 .............    $  178,440
   150,000    Commercial Credit Co., 6.625%, 06/01/15 ............       171,044
   150,000    Cox Radio, Inc., 6.375%, 05/15/05 ..................       159,625
   150,000    Fannie Mae, 6.50%, 08/15/04 ........................       156,908
   200,000    Fannie Mae, 5.75%, 06/15/05 ........................       214,616
   200,000    Fannie Mae, 7.125%, 03/15/07 .......................       230,687
   300,000    Federal Home Loan Bank, 5.625%, 02/25/04 ...........       305,411
   300,000    New Plan Excel, 7.40%, 09/15/09 ....................       347,111
                                                                      ----------
              TOTAL FIXED INCOME OBLIGATIONS (COST $1,650,194) ...    $1,763,842
                                                                      ----------



================================================================================
PRINCIPAL
 VALUE        MONEY MARKET SECURITIES-- 6.93%                            VALUE
--------------------------------------------------------------------------------
$  195,285    Cash Trust Series II-- Treasury Cash Series II .....    $  195,285
   460,000    First American Treasury Obligation Fund, Class S ...       460,000
                                                                      ----------

              TOTAL MONEY MARKET SECURITIES (COST $655,285) ......    $  655,285
                                                                      ----------

              TOTAL INVESTMENTS (COST $9,620,412)-- 99.76% .......    $9,432,578
                                                                      ----------

              OTHER ASSETS LESS LIABILITIES-- 0.24% ..............        22,904
                                                                      ----------

              TOTAL NET ASSETS-- 100.00% .........................    $9,455,482
                                                                      ==========




* Non-income producing securities.




















See accompanying notes which are an integral part of the financial statements.
10



DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
SHARES       COMMON STOCKS-- 99.36%                                     VALUE
--------------------------------------------------------------------------------
             AUSTRALIA -- 2.66%
     5,905   Commonwealth Bank of Australia .......................     $110,714
    11,736   News Corp. Ltd. ......................................       79,596
     2,885   Rio Tinto Limited ....................................       64,187
                                                                        --------
                                                                         254,497
                                                                        --------
             AUSTRIA -- 2.04%
     1,926   Erste Bank der Oesterreichischen Sparkassen AG .......      194,798
                                                                        --------

             BRAZIL -- 2.99%
       640   Aracruz Celulose S.A. Sponsored ADR (b) ..............       17,472
     1,170   Companhia Vale do Rio Doce * .........................       41,616
       380   Companhia Vale do Rio Doce ADR (b) ...................       14,022
     3,850   Petroleo Brasileiros ADR (b) .........................       81,812
     6,318   Petroleo Brasileiros S.A .............................      131,540
                                                                        --------
                                                                         286,462
                                                                        --------
             CANADA -- 0.79%
    23,300   Oncolytics Biotech, Inc. * ...........................       75,796
                                                                        --------

             FINLAND -- 1.35%
     8,382   Nokia (AB) ...........................................      129,044
                                                                        --------

             FRANCE -- 10.26%
     5,340   Arcelor NPV ..........................................       64,923
     1,024   Aventis S.A ..........................................       53,126
     1,890   BNP Paribas ..........................................       92,662
     8,004   France Telecom * .....................................      184,091
     1,129   L'Oreal S.A ..........................................       77,112
       810   LaFarge, S.A .........................................       52,494
     1,471   Sanofi-Synthelabo ....................................       89,421
     1,757   Societe Generale .....................................      117,038
     4,917   STMicroelectronics N.V ...............................      118,817
       872   Total Fina Elf S.A ...................................      131,607
                                                                        --------
                                                                         981,291
                                                                        --------
             GERMANY -- 4.54%
     1,529   AMB Generali Holding AG ..............................       89,511
     2,198   DaimlerChrysler AG ...................................       76,790
     1,937   Deutsche Bank AG .....................................      117,524
     1,019   Henkel KGaA ..........................................       69,124
       664   SAP Aktiengesellschaft ...............................       81,193
                                                                        --------
                                                                         434,142
                                                                        --------


See accompanying notes which are an integral part of the financial statements.
                                                                              11



DEAN INTERNATIONAL FUND (CONTINUED)
================================================================================
SHARES       COMMON STOCKS-- 99.36% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
             GREECE-- 1.08%
     5,290   Public Power Corp. ...........................            $ 103,003
                                                                       ---------

             HONG KONG -- 1.10%
    13,000   Sun Hun Kai Props ............................              105,342
                                                                       ---------

             INDONESIA -- 4.13%
   525,000   Bank Central Asia ............................              211,063
   341,000   HM Sampoerna Tbk PT ..........................              183,803
                                                                       ---------
                                                                         394,866
                                                                       ---------
             IRELAND -- 1.25%
     9,146   Irish Life & Perm ............................              120,037
                                                                       ---------

             ITALY -- 4.07%
     2,500   Assicurazioni Generali S.p.A. * ..............               56,423
     8,890   Eni S.p.A. * .................................              135,829
    67,833   Telecom Italia S.p.A. * ......................              115,412
    17,385   Unicredito Italiano S.p.A. * .................               82,198
                                                                       ---------
                                                                         389,862
                                                                       ---------
             JAPAN -- 17.81%
     3,000   Canon, Inc. ..................................              146,623
    12,000   Hitachi Ltd. .................................               66,598
        20   Japan Retail Fund ............................              112,966
        27   Japan Telecom Hldg ...........................               79,757
     2,700   JFE Holdings Inc. ............................               58,971
     4,000   Kao Corp. ....................................               84,501
    13,000   Kirin Brewery ................................               99,494
    10,000   Kuraray Co., Ltd. ............................               74,028
     2,200   Lawson Corp. .................................               73,652
    13,000   Mitsubishi Corp. .............................              111,364
    29,000   Mitsubishi Heavy Industries ..................               84,107
       900   NEC Electronics Corp. ........................               61,469
        19   Nippon Building Fund, Inc. ...................              113,270
    23,000   Nippon Yusen Kabushiki Kaisha ................               90,794
     9,900   Nissan Motor Co. Ltd. ........................              106,785
        26   NTT Docomo, Inc. .............................               63,537
     2,000   Olympus Optical Co., Ltd. ....................               47,621
     2,500   Shin-Etsu Chemical Co., Ltd. .................               93,989
     2,700   Toyota Motor Corp. ...........................              135,058
                                                                       ---------
                                                                       1,704,584
                                                                       ---------
             LUXEMBOURG -- 0.76%
     3,100   OTP Bank Rt. * ...............................               72,540
                                                                       ---------




See accompanying notes which are an integral part of the financial statements.
12



DEAN INTERNATIONAL FUND (CONTINUED)
================================================================================
SHARES       COMMON STOCKS-- 99.36%  (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
             MALAYSIA -- 0.77%
    29,000   Malayan Banking Berhad .............................       $ 73,263
                                                                        --------

             NETHERLANDS -- 3.54%
     6,016   ASML Holdings NV * .................................         78,817
     4,468   ING Groep NV-CVA ...................................         81,847
     3,986   Philips Electronics ................................         90,331
     2,000   Royal Dutch Petroleum ..............................         87,830
                                                                        --------
                                                                         338,825
                                                                        --------
             RUSSIA -- 0.78%
     1,210   Yukos Oil ADR (b) ..................................         75,020
                                                                        --------

             SINGAPORE -- 0.87%
    78,000   Mobileone Ord ......................................         63,173
    49,000   Singapore Post Ltd. ................................         19,984
                                                                        --------
                                                                          83,157
                                                                        --------
             SOUTH KOREA -- 3.73%
     6,430   KT&G Corp. .........................................        115,166
     4,130   KT&G Corp. GDR (c) .................................         36,963
       295   Samsung Electronics Co., Ltd. ......................        100,543
       240   Samsung Electronics Co., Ltd. GDR (c) ..............         40,560
       360   Shinsegae Co., Ltd. ................................         63,696
                                                                        --------
                                                                         356,928
                                                                        --------
             SPAIN -- 2.52%
     5,434   Aurea Concesiones de Infraestructuras, S.A
             Concesionaria del Estado ...........................         74,926
     4,601   Iberdrola, S.A .....................................         77,425
     7,530   Telefonica, S.A. * .................................         88,918
                                                                        --------
                                                                         241,269
                                                                        --------
             SWEDEN -- 1.73%
    56,557   Erricsson (LM) * ...................................         82,619
     7,557   Skandinaviska Enskilda Banken AB * .................         82,551
                                                                        --------
                                                                         165,170
                                                                        --------
             SWITZERLAND -- 5.86%
       957   Nestle S.A .........................................        220,662
     3,239   Novartis AG ........................................        125,332
       953   Roche Holdings AG Genusscheine .....................         79,020
     2,422   UBS AG .............................................        135,900
                                                                        --------
                                                                         560,914
                                                                        --------
             TAIWAN -- 1.32%
     8,800   Nanya Technology Corp. GDR * (c) ...................         68,033
    14,795   Siliconware Precision ADR * (b) ....................         58,588
                                                                        --------
                                                                         126,621
                                                                        --------


See accompanying notes which are an integral part of the financial statements.
                                                                              13




DEAN INTERNATIONAL FUND (CONTINUED)
================================================================================
SHARES       COMMON STOCKS-- 99.36% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
             THAILAND -- 4.26%
    43,100   Advanced Info Service, Plc .....................         $   65,843
    96,400   Kasikornbank PCL * .............................            118,297
    94,300   National Finance PCL ...........................             41,329
    36,000   Siam Cement Co. ................................            182,119
                                                                      ----------
                                                                         407,588
                                                                      ----------
             UNITED KINGDOM -- 19.15%
     3,439   Astrazeneca Ord ................................            145,239
    14,012   Barclay's Plc ..................................            107,494
    26,968   Dixons Group Plc ...............................             60,262
     9,652   Glaxosmithkline ................................            200,288
     8,257   Great Universal Stores .........................             89,992
     6,570   HBOS Plc .......................................             75,098
    17,038   HSBC Hldgs Ord .................................            224,616
     7,193   Pearson Plc ....................................             68,148
    13,788   Prudential .....................................             94,092
     3,346   Reckitt Benckiser ..............................             67,265
     6,405   Royal Bank of Scotland .........................            162,812
    40,480   Shell Trnspt & Trdg ............................            249,847
    13,585   Unilever Plc ...................................            116,011
    85,954   Vodafone Group .................................            171,365
                                                                      ----------
                                                                       1,832,529
                                                                      ----------

             TOTAL COMMON STOCKS (COST $8,637,412) ..........         $9,507,548
                                                                      ----------




See accompanying notes which are an integral part of the financial statements.
14




DEAN INTERNATIONAL FUND
================================================================================
SHARES       PREFERRED STOCKS -- 0.50%                                   VALUE
--------------------------------------------------------------------------------
             BRAZIL -- 0.50%
    17,864   Aracruz Celulose S.A.-- Class B (Cost $34,383) ...       $   48,024
                                                                      ----------

================================================================================
             WARRANTS -- 0.00%
--------------------------------------------------------------------------------
             CANADA -- 0.00%
    16,821   Oncolytics Biotech, Inc., expiring 2/21/2005
             (Cost $0) * ......................................            --
                                                                      ----------

================================================================================
PRINCIPAL
  VALUE      MONEY MARKET SECURITIES-- 2.05%                            VALUE
--------------------------------------------------------------------------------
$  195,711   Dreyfus Cash Management, 0.92% (Cost $195,711) (a)       $  195,711
                                                                      ----------

             TOTAL INVESTMENTS (COST $8,867,506)-- 101.91% ....       $9,751,283
                                                                      ----------


             LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.91%) ..         (182,491)
                                                                      ----------


             TOTAL NET ASSETS-- 100.00% .......................       $9,568,792
                                                                      ==========



*    Non-income producing securities.
(a) Variable rate security; the coupon rate shown represents the effective rate at September 30, 2003.
(b)  American Depositary Receipt -- A negotiable certificate issued by a U.S.
     bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(c) Global Depositary Receipt -- A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.



See accompanying notes which are an integral part of the financial statements.
                                                                              15




DEAN INTERNATIONAL FUND (CONTINUED)
================================================================================
                                                                   PERCENTAGE
                                                                       OF
DIVERSIFICATION OF ASSETS:                                         NET ASSETS
--------------------------------------------------------------------------------
Apparel                                                               0.77%
Auto Manufacturer                                                     1.92%
Banking                                                              14.36%
Building Materials                                                    1.90%
Capital Goods                                                         1.92%
Chemicals                                                             2.59%
Communications                                                        9.77%
Communication Equipment                                               1.35%
Computer Hardware                                                     1.53%
Construction Services                                                 0.55%
Distributors                                                          0.67%
Drugs & Healthcare                                                    3.96%
Electric Equipment                                                    2.28%
Electronics                                                           3.35%
Financial Services                                                    7.34%
Food & Beverages                                                      4.56%
Insurance                                                             4.03%
Machinery                                                             0.88%
Manufacturing                                                         1.90%
Media                                                                 1.54%
Mining and Metals                                                     1.25%
Oil & Natural Gas                                                     6.73%
Other Consumer Goods & Services                                       0.93%
Other Industrial Goods & Services                                     0.50%
Paper and Forest Products                                             0.68%
Personal Care                                                         1.51%
Pharmaceutical                                                        3.14%
Real Estate Investment Trust                                          3.46%
Retail                                                                1.71%
Semiconductors                                                        1.32%
Software Products                                                     0.85%
Steel                                                                 1.29%
Tobacco Products                                                      1.59%
Transportation Equipment                                              5.75%
Utilities                                                             0.81%
Wholesale Products                                                    1.16%
Other                                                                 2.05%
                                                                    -------
Total                                                               101.90%
Other assets less liabilities                                        (1.91)%
                                                                    -------
Grand Total                                                         100.00%



See accompanying notes which are an integral part of the financial statements.
16


DEAN FAMILY OF FUNDS
STATEMENTS OF ASSETS & LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                 LARGE CAP     SMALL CAP            BALANCED       INTERNATIONAL
                                                                VALUE FUND     VALUE FUND             FUND               FUND
--------------------------------------------------------------------------------------------------------------------------------

ASSETS
Investment in securities: (Notes 2 & 6)
At cost ......................................................   $  8,648,297    $ 14,520,122    $  9,620,412    $  8,867,506
                                                                 ============    ============    ============    ============
At value .....................................................   $  7,944,934    $ 15,917,407    $  9,432,578    $  9,751,283
Cash denominated in foreign currency
  (Cost $39,133) (Note 5) ....................................           --              --              --            39,874
Dividends and interest receivable (Note 2) ...................          7,676           4,782          27,559          37,555
Receivable for securities sold ...............................           --              --              --           142,805
Receivable for capital shares sold ...........................          1,526             755           1,672             871
Prepaid expenses .............................................         12,176          13,710          14,099          13,440
                                                                 ------------    ------------    ------------    ------------
  TOTAL ASSETS ...............................................      7,966,312      15,936,654       9,475,908       9,985,828
                                                                 ------------    ------------    ------------    ------------


LIABILITIES
Net unrealized depreciation on forward foreign
  currency exchange contracts (Note 7) .......................           --              --              --            45,401
Payable for securities purchased .............................           --           319,854            --           167,092
Payable for capital shares redeemed ..........................           --             2,745            --           178,251
Payable to affiliates (Note 3) ...............................          1,170          10,537           3,848           9,228
Other liabilities ............................................         20,995          18,344          16,578          17,064
                                                                 ------------    ------------    ------------    ------------
  TOTAL LIABILITIES ..........................................         22,165         351,480          20,426         417,036
                                                                 ------------    ------------    ------------    ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . $      7,944,147    $ 15,585,174    $  9,455,482    $  9,568,792
                                                                 ============    ============    ============    ============

Net Assets consist of:
Paid in capital ..............................................   $ 12,963,997    $ 14,862,476    $ 12,100,772    $ 14,257,985
Accumulated net investment income (loss) .....................        (23,879)        (71,008)          4,854       1,439,702
Accumulated net realized gains (losses)
  from security transactions .................................     (4,292,608)       (603,579)     (2,462,310)     (6,968,386)
Net unrealized appreciation
  (depreciation) on investments (Note 2) .....................       (703,363)      1,397,285        (187,834)        883,777
Net unrealized appreciation (depreciation)
  on translation of assets and liabilities
  in foreign currencies (Note 5) .............................           --              --              --           (44,286)
                                                                 ------------    ------------    ------------    ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . $      7,944,147    $ 15,585,174    $  9,455,482    $  9,568,792
                                                                 ============    ============    ============    ============



See accompanying notes which are an integral part of the financial statements.



DEAN FAMILY OF FUNDS
STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                 LARGE CAP       SMALL CAP          BALANCED       INTERNATIONAL
                                                                VALUE FUND       VALUE FUND           FUND             FUND
--------------------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ...................   $    7,438,115    $ 14,983,316      $   8,930,725      $8,990,216
                                                              ==============    ============      =============      ==========
Shares of beneficial interest outstanding
  (unlimited numbers of shares
  authorized, no par value) ...............................          915,982       1,197,478          1,080,562       1,011,370
                                                              ==============    ============      =============      ==========
Net asset value and redemption price per share ............   $         8.12    $      12.51      $        8.26      $     8.89
                                                              ==============    ============      =============      ==========
Maximum offering price per share ..........................   $         8.57    $      13.20      $        8.72      $     9.38
                                                              ==============    ============      =============      ==========

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ...................   $      506,032    $    601,858      $     524,757      $  578,576
                                                              ==============    ============      =============      ==========
Shares of beneficial interest outstanding
  (unlimited numbers of shares
  authorized, no par value) ...............................           66,114          49,488             67,542          67,068
                                                              ==============    ============      =============      ==========
Net asset value, offering price, and
redemption price per share ................................   $         7.65    $      12.16      $        7.77      $     8.63
                                                              ==============    ============      =============      ==========


See accompanying notes which are an integral part of the financial statements.



DEAN FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                                                             LARGE CAP      SMALL CAP    BALANCED    INTERNATIONAL
                                                             VALUE FUND     VALUE FUND     FUND          FUND
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign withholding
  taxes of $24,525 for the
  International Fund) (Note 2) .............................   $  54,591    $  67,845    $  53,263    $ 144,601
Interest (Note 2) ..........................................         372          829       57,720        1,750
                                                               ---------    ---------    ---------    ---------
  TOTAL INCOME .............................................      54,963       68,674      110,983      146,351

EXPENSES
Investment advisory fees (Note 3) ..........................      41,531       74,149       49,613       59,843
Accounting services fees (Note 3) ..........................      14,396       15,294       16,025       25,849
Shareholder servicing and
transfer agent fees (Note 3)
  Class A ..................................................      13,993       16,193       12,605       14,901
  Class C ..................................................         897          643          990          890
Custodian fees .............................................       3,076        5,288        3,870       27,299
Registration fees
  Class A ..................................................       7,842        7,753        8,188        9,405
  Class C ..................................................       2,598        2,892        1,383        1,964
Administrative Services fees (Note 3) ......................       8,149        7,771        8,087        7,512
Trustees' fees and expenses ................................       2,666        3,465        3,225        3,182
Professional fees ..........................................      14,009       18,059       12,949       14,802
Reports to shareholders ....................................       2,726        3,708        2,679        3,276
Insurance expense ..........................................         429        1,025          446          646
Other expenses .............................................         704          850          794        1,038
                                                               ---------    ---------    ---------    ---------
  TOTAL EXPENSES ...........................................     113,016      157,090      120,854      170,607
Fees waived and expenses reimbursed
  by Adviser (Note 3) ......................................     (34,174)     (17,408)     (26,082)     (67,804)
                                                               ---------    ---------    ---------    ---------
  NET EXPENSES .............................................      78,842      139,682       94,772      102,803
                                                               ---------    ---------    ---------    ---------

NET INVESTMENT INCOME (LOSS) ...............................     (23,879)     (71,008)      16,211       43,548
                                                               ---------    ---------    ---------    ---------




See accompanying notes which are an integral part of the financial statements.


DEAN FAMILY OF FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------
                                                       LARGE CAP        SMALL CAP    BALANCED    INTERNATIONAL
                                                       VALUE FUND       VALUE FUND     FUND          FUND
-----------------------------------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAINS (LOSSES)
 Net realized gains (losses) from:
   Security transactions .............................       68,599    1,729,443      (261,378)      958,694
   Foreign currency transactions (Note 5) ............         --           --            --         129,842
 Net change in unrealized
   appreciation (depreciation) on:
 Investments .........................................    1,864,061    2,188,489     2,008,331     1,417,940
 Foreign currency translation (Note 5) ...............           --            --           --     (112,019)
                                                         ----------   -----------    ---------    ----------

NET REALIZED & UNREALIZED
 GAINS ON INVESTMENTS
 & FOREIGN CURRENCIES ................................    1,932,660    3,917,932     1,746,953     2,394,457
                                                         ----------   -----------    ---------    ----------

NET INCREASE IN NET ASSETS
 FROM OPERATIONS .....................................   $1,908,781   $3,846,924   $ 1,763,164    $2,438,005
                                                         ==========   ===========    =========    ==========












See accompanying notes which are an integral part of the financial statements.


DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
                                                                     LARGE CAP VALUE FUND               SMALL CAP VALUE FUND
                                                                     --------------------               --------------------
                                                                 SIX MONTHS          YEAR           SIX MONTHS            YEAR
                                                                   ENDED             ENDED            ENDED               ENDED
                                                               SEPTEMBER 30,        MARCH 31,       SEPTEMBER 30,        MARCH 31,
                                                              2003 (UNAUDITED)       2003         2003 (UNAUDITED)         2003
---------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS:
 Net investment income (loss) ................................   $   (23,879)   $   (38,929)   $   (71,008)   $  (111,805)
 Net realized gains (losses) from
  security transactions ......................................        68,599     (4,361,207)     1,729,443     (2,333,092)
 Net change in net unrealized appreciation
  (depreciation) on investments ..............................     1,864,061     (1,557,744)     2,188,489     (3,348,565)
                                                                 -----------    -----------    -----------    -----------
 Net increase (decrease) in
  net assets from operations .................................     1,908,781     (5,957,880)     3,846,924     (5,793,462)
                                                                 -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
 From net realized gains, Class A ............................          --         (303,861)          --          (76,099)
 From net realized gains, Class C ............................          --          (19,592)          --           (2,856)
                                                                 -----------    -----------    -----------    -----------
 Decrease in net assets from
  distributions to shareholders ..............................          --         (323,453)          --          (78,955)
                                                                 -----------    -----------    -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS:
CLASS A
 Proceeds from shares sold ...................................       557,970        781,170         40,867        784,133
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .........................          --          278,659           --           73,536
  Payments for shares redeemed ...............................    (1,642,757)    (3,618,718)      (833,636)    (4,325,276)
                                                                 -----------    -----------    -----------    -----------
 Net increase (decrease) in net assets from
  Class A Share transactions .................................    (1,084,787)    (2,558,889)      (792,769)    (3,467,607)
                                                                 -----------    -----------    -----------    -----------

CLASS C
  Proceeds from shares sold ..................................        43,403        217,179          4,518         69,716
  Net asset value of shares issued in reinvestment
   of distributions to shareholders ..........................          --            3,458           --              875
  Payments for shares redeemed ...............................       (60,441)      (355,380)       (79,817)      (109,571)
                                                                 -----------    -----------    -----------    -----------
 Net increase (decrease) in net assets from
  Class C Share transactions .................................       (17,038)      (134,743)       (75,299)       (38,980)
                                                                 -----------    -----------    -----------    -----------
 Net increase (decrease) in net assets from
  capital share transactions .................................    (1,101,825)    (2,693,632)      (868,068)    (3,506,587)
                                                                 -----------    -----------    -----------    -----------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .         806,956     (8,974,965)     2,978,856     (9,379,004)






See accompanying notes which are an integral part of the financial statements.


--------------------------------------------------------------------------------------------------------------------------------
DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                        LARGE CAP VALUE FUND         SMALL CAP VALUE FUND
                                                                        --------------------         --------------------
                                                                       SIX MONTHS       YEAR        SIX MONTHS          YEAR
                                                                         ENDED         ENDED           ENDED            ENDED
                                                                      SEPTEMBER 30,   MARCH 31,     SEPTEMBER 30,     MARCH 31,
                                                                   2003 (UNAUDITED)    2003        2003 (UNAUDITED)     2003
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period ...............................                  7,137,191      16,112,156      12,606,318      21,985,322
                                                                    ------------    ------------    ------------    ------------
  End of period .....................................               $  7,944,147    $  7,137,191    $ 15,585,174    $ 12,606,318
                                                                    ============    ============    ============    ============

ACCUMULATED DISTRIBUTIONS
IN EXCESS OF NET
INVESTMENT INCOME ...................................               $       --      $       --      $       --      $       --
                                                                    ============    ============    ============    ============

CAPITAL SHARE ACTIVITY:

CLASS A
  Shares sold .........................................                   69,219          93,137           3,511          68,872
  Shares issued in reinvestment of
    distributions to shareholders .......................                   --            38,436            --             6,898
  Shares redeemed .....................................                 (204,056)       (495,562)        (71,162)       (394,861)
                                                                    ------------    ------------    ------------    ------------
  Net increase (decrease) in shares outstanding .......                 (134,837)       (363,989)        (67,651)       (319,091)
  Shares outstanding, beginning of year ...............                1,050,819       1,414,808       1,265,129       1,584,220
                                                                    ------------    -------------    ------------    ------------
  Shares outstanding, end of year .....................                   915,982       1,050,819       1,197,478       1,265,129
                                                                    =============    ============    ============    ============

CLASS C
  Shares sold .......................................                      6,095          29,901             399           6,023
  Shares issued in reinvestment of
    distributions to shareholders ...................                        --              501            --                84
  Shares redeemed ...................................                     (8,004)        (50,571)         (7,586)        (10,567)
                                                                    ------------    ------------    ------------    ------------
  Net increase (decrease) in shares outstanding .....                    (1,909)         (20,169)         (7,187)         (4,460)
  Shares outstanding, beginning of year .............                    68,023           88,192          56,675          61,135
                                                                   ------------     ------------    ------------    ------------
  Shares outstanding, end of year ...................                    66,114           68,023          49,488          56,675
                                                                   ============     ============    ============    ============



See accompanying notes which are an integral part of the financial statements.


DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                        BALANCED FUND             INTERNATIONAL FUND
                                                                        -------------             ------------------
                                                                 SIX MONTHS        YEAR         SIX MONTHS         YEAR
                                                                   ENDED           ENDED          ENDED            ENDED
                                                                SEPTEMBER 30,     MARCH 31,    SEPTEMBER 30,      MARCH 31,
                                                               2003 (UNAUDITED)     2003      2003 (UNAUDITED)     2003
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment income (loss) ...............................   $    16,211    $    77,366    $    43,548    $    (9,183)
 Net realized gains (losses) from:
  Security transactions .....................................      (261,378)    (2,198,227)       958,694     (3,603,468)
  Foreign currency transactions .............................          --             --          129,842      1,405,337
 Net change in net unrealized
  appreciation (depreciation) on:
  Investments ...............................................     2,008,331     (1,464,059)     1,417,940       (921,344)
  Foreign currency translation ..............................          --             --         (112,019)        10,407
                                                                -----------    -----------    -----------    -----------
Net decrease in net assets from operations ..................     1,763,164     (3,584,920)     2,438,005     (3,118,251)
                                                                -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income, Class A ........................       (11,357)      (175,957)          --             --
 From net investment income, Class C ........................          --          (14,376)          --             --
 From net realized gains, Class A ...........................          --         (213,693)          --             --
 From net realized gains, Class C ...........................          --          (26,738)          --             --
 From return of capital, Class A ............................          --         (373,414)          --             --
 From return of capital, Class C ............................          --          (46,723)          --             --
Decrease in net assets from
 distributions to shareholders ..............................       (11,357)      (850,901)          --             --
                                                                -----------    -----------    -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS:
CLASS A
 Proceeds from shares sold ..................................        26,648        366,531      6,320,388      7,184,374
 Net asset value of shares issued in reinvestment
  of distributions to shareholders ..........................        11,205        750,912           --             --
 Payments for shares redeemed ...............................      (891,430)    (1,452,762)    (6,678,528)    (9,305,455)
                                                                -----------    -----------    -----------    -----------
 Net increase (decrease) in net assets from
  Class A Share transactions ................................      (853,577)      (335,319)      (358,140)    (2,121,081)
                                                                -----------    -----------    -----------    -----------
CLASS C
 Proceeds from shares sold ..................................         4,849        529,928          2,631         18,514
 Net asset value of shares issued in reinvestment
  of distributions to shareholders ..........................          --            6,020           --             --
 Payments for shares redeemed ...............................      (401,517)      (525,393)        (2,184)      (209,987)
                                                                -----------    -----------    -----------    -----------
Net increase (decrease) in net assets from
 Class C Share transactions .................................      (396,668)        10,555            447       (191,473)
                                                                -----------    -----------    -----------    -----------
Net increase (decrease) in assets from
 capital share transactions .................................    (1,250,245)      (324,764)      (357,693)    (2,312,554)
                                                                -----------    -----------    -----------    -----------




See accompanying notes which are an integral part of the financial statements.


DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                                                  BALANCED FUND              INTERNATIONAL FUND
                                                                  -------------              ------------------
                                                             SIX MONTHS        YEAR         SIX MONTHS       YEAR
                                                                ENDED         ENDED          ENDED          ENDED
                                                            SEPTEMBER 30,     MARCH 31,   SEPTEMBER 30,     MARCH 31,
                                                           2003 (UNAUDITED)    2003       2003 (UNAUDITED)   2003
TOTAL INCREASE (DECREASE)
 IN NET ASSETS .........................................       501,562      (4,760,585)     2,080,312      (5,430,805)

NET ASSETS:
 Beginning of year .....................................     8,953,920      13,714,505      7,488,480      12,919,285
                                                           -----------    ------------    -----------    ------------
 End of year ...........................................   $ 9,455,482    $  8,953,920    $ 9,568,792    $  7,488,480
                                                           ===========    ============    ===========    ============

ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME .................................   $     4,854    $       --      $    43,548    $  1,396,154
                                                           ===========    ============    ===========    ============

CAPITAL SHARE ACTIVITY:

CLASS A
 Shares sold ...........................................         3,399          42,256        775,108         963,187
 Shares issued in reinvestment of
   distributions to shareholders .......................         1,379         102,047           --              --
 Shares redeemed .......................................      (111,085)       (189,947)      (793,132)     (1,249,417)
                                                           -----------    ------------    -----------    ------------
 Net increase (decrease) in shares outstanding .........      (106,307)        (45,644)       (18,024)       (286,230)
 Shares outstanding, beginning of year .................     1,186,869       1,232,513      1,029,394       1,315,624
                                                           -----------    ------------    -----------    ------------
 Shares outstanding, end of year .......................     1,080,562       1,186,869      1,011,370       1,029,394
                                                           ===========    ============    ===========    ============

CLASS C
 Shares sold ...........................................           644          65,651            328           2,181
 Shares issued in reinvestment of
   distributions to shareholders .......................          --               865           --              --
 Shares redeemed .......................................       (51,673)        (73,086)          (263)        (27,935)
                                                           -----------    ------------    -----------    ------------
 Net increase (decrease) in shares outstanding .........       (51,029)         (6,570)            65         (25,754)
 Shares outstanding, beginning of year .................       118,571         125,141         67,003          92,757
                                                           -----------    ------------    -----------    ------------
 Shares outstanding, end of year .......................        67,542         118,571         67,068          67,003
                                                           ===========    ============    ===========    ============





See accompanying notes which are an integral part of the financial statements.


DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND -- CLASS A
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                 SIX MONTHS ENDED
                                 SEPTEMBER 30, 2003  YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED
                                   (UNAUDITED)     MARCH 31, 2003  MARCH 31, 2002  MARCH 31, 2001 MARCH 31, 2000   MARCH 31, 1999
                                   -----------     --------------  --------------  -----------------------------   --------------
---------------------------------------------------------------------------------------------------------------------------------

Net asset value,
  beginning of period . . . . . . $   6.40          $   10.75      $    11.97       $    11.11     $     10.65      $   12.21
                                  --------          --------       ----------       ----------     -----------      ---------
Income (loss) from
  investment operations:
  Net investment
   income (loss) . . . . . . . .      (0.02)            (0.03)          (0.06)(a)         0.02            0.01           0.05
  Net realized and
   unrealized gains
   (losses) on investments . . .       1.74             (4.08)          0.12             0.97            0.46          (1.44)
                                   --------          --------       ----------       ----------     -----------      ---------
Total income (loss) from
  investment operations . . . . .      1.72             (4.11)          0.06             0.99            0.47          (1.39)
                                   --------          --------       ----------       ----------     -----------      ---------

Less distributions:
  From net investment income  . .      --                 --              --            (0.13)          (0.01)         (0.05)
  From net realized gains . . . .      --              (0.24)          (1.28)          --              --              (0.12)
                                  --------          --------       ----------       ----------     -----------      ---------
Total distributions . . . . . . .      --              (0.24)          (1.28)           (0.13)          (0.01)         (0.17)
                                  --------          --------       ----------       ----------     -----------      ---------

Net asset value, end of period  . $   8.12          $   6.40       $    10.75       $    11.97     $     11.11      $   10.65
                                  ========          =========      ==========       ==========     ===========      ==========

Total Return (b) . . . . . . . .     26.88%           (38.49)%           0.17%            9.03%           4.38%        (11.48)%
                                  ========          =========      ==========       ==========     ============     ==========

Net assets, end of period . . .$ 7,438,115        $ 6,725,313     $ 15,204,763     $ 14,247,739    $ 10,134,912     $9,315,112
                                 =========          ==========      ==========       ==========     ===========     ==========


Ratio of expenses to
  average net assets:
  Before fee waivers and/or
   expense reimbursement
   by Adviser . . . . . . . . .       2.66%(c)          2.31%           1.91%            2.23%           2.11%          2.29%
  After fee waivers and/or
   expense reimbursement
   by Adviser . . . . . . . . .       1.85%(c)          1.85%           1.85%            1.85%           1.85%          1.85%
Ratio of net investment income
  (loss) to average net assets . .    (0.53)%(c)        (0.32)%         (0.52)%          0.19%           0.02%          0.46%
Portfolio turnover rate . . . . .        22%               55%            102%            103%             71%            55%


(a)    Net investment income (loss) is based on average shares outstanding during the year.
(b)    Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c)    Annualized.



See accompanying notes which are an integral part of the financial statements.


DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND -- CLASS C
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                               SIX MONTHS ENDED
                                SEPTEMBER 30, 2003  YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED       YEAR ENDED
                                  (UNAUDITED)       MARCH 31, 2003 MARCH 31, 2002   MARCH 31, 2001 MARCH 31, 2000   MARCH 31, 1999
--------------------------------------------------------------------------------------------------------------------------------

Net asset value,
 beginning of period . . . . . . . $    6.05         $   10.29      $    11.59       $   10.71      $    10.57       $    12.16
                                   ---------         ---------      ----------       ---------      ----------       ----------
Income (loss) from
 investment operations:
 Net investment loss . . . . . . .     (0.05)           (0.09)          (0.14)(a)       (0.04)          (0.03)           (0.02)
 Net realized and
  unrealized gains
  (losses) on investments               1.65             (3.91)          0.12            0.93            0.18             (1.45)
                                   ---------         ---------      ----------       ---------      ----------       ----------

Total income (loss) from
 investment operations . . . . . .      1.60             (4.00)          (0.02)          0.89            0.15             (1.47)
                                   ---------         ---------      ----------       ---------      ----------       ----------

Less distributions:
 From net investment income  . . .     --               --              --               (0.01)          (0.01)          --
 From net realized gains . . . . .     --              (0.24)          (1.28)         --              --                (0.12)
                                   ---------         ---------      ----------       ---------      ----------       ----------
Total distributions . . . . . . .     --                (0.24)          (1.28)          (0.01)          (0.01)           (0.12)
                                   ---------         ---------      ----------       ---------      ----------       ----------

Net asset value, end of period      $   7.65         $   6.05       $    10.29       $   11.59      $    10.71       $    10.57
                                    ========         ========       ==========       =========      ==========       ==========


Total Return(b) . . . . . . . . .      26.45%           (39.16)%        (0.52)%         8.35%           1.38%            (12.12)%
                                    ========         ========       ==========       =========      ==========       ==========

Net assets, end of period . . . .  $ 506,032      $   411,878    $    907,393     $   441,646    $    511,730     $    531,871
                                    ========         ========       ==========       =========      ==========       ==========

Ratio of expenses to
  average net assets:
 Before fee waivers and/or
  expense reimbursement
  by Adviser . . . . . . . . . . .     3.64%(c)         2.65%           3.03%           4.37%           4.04%            8.53%
 After fee waivers and/or
  expense reimbursement
  by Adviser . . . . . . . . . . .     2.60%(c)         2.60%           2.60%           2.60%           2.60%            2.60%
Ratio of net investment loss
  to average net assets . . . . .     (1.28)%(c)      (1.06)%         (1.28)%         (0.56)%         (0.22)%           (0.31)%

Portfolio turnover rate . . . . .        22%             55%            102%            103%            71%              55%


(a)  Net investment income (loss) is based on average shares outstanding during the year.
(b)  Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c)  Annualized.






See accompanying notes which are an integral part of the financial statements.


DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND -- CLASS A
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                               SIX MONTHS ENDED
                                SEPTEMBER 30, 2003  YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED
                                  (UNAUDITED)       MARCH 31, 2003 MARCH 31, 2002  MARCH 31, 2001 MARCH 31, 2000   MARCH 31, 1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period . . . . . . $       9.55        $   13.37      $    10.40       $   8.95       $    9.15       $    12.84
                                  ------------       ----------       ----------       ---------      ----------       ---------
Income (loss) from
investment operations:
 Net investment
  income (loss) . . . . . . . . .        (0.05)           (0.08)           0.03(a)        0.08            0.14             0.08
 Net realized and
  unrealized gains
  (losses) on investments . . . .         3.01            (3.69)           2.97           1.44           (0.19)           (3.03)
                                  ------------       ----------       ----------       ---------      ----------       ---------
Total income (loss) from
 investment operations . . . . .          2.96            (3.77)           3.00           1.52           (0.05)           (2.95)
                                  ------------       ----------       ----------       ---------      ----------       ---------

Less distributions:
From net investment income  . . .          --              --             (0.03)         (0.07)          (0.15)           (0.06)
From net realized gains . . . . .          --             (0.05)          --              --               --               (0.68)
                                  ------------       ----------     ------------       ---------      ----------       ---------
Total distributions . . . . . . .          --             (0.05)          (0.03)         (0.07)          (0.15)           (0.74)
                                  ------------       ----------     ------------       ---------      ----------       ---------

Net asset value, end of period  . $      12.51        $    9.55     $     13.37      $   10.40      $     8.95       $     9.15
                                  ============       ==========    =============     ===========    ===========      ===========

Total Return (b) . . . . . . . . .       30.99%         (28.24)%         28.88%          16.94%          (0.53)%         (23.39)%
                                  ============       ==========    ============     ===========    ===========      ===========

Net assets, end of period . . . .$  14,983,316      $12,078,397    $ 21,187,653    $16,208,623    $ 13,333,607      $15,479,055
                                  ============      ===========    ============     ===========    ===========      ===========


Ratio of expenses to
  average net assets:
  Before fee waivers and/or
   expense reimbursement
   by Adviser . . . . . . . . .         2.08%(c)        2.01%           1.84%            2.40%            1.92%           1.89%
  After fee waivers and/or
   expense reimbursement
   by Adviser . . . . . . . . .         1.85%(c)        1.85%           1.84%            1.85%            1.85%           1.85%
Ratio of net investment income
  (loss) to average net assets . .      (0.93)%(c)      (0.65)%         0.26%            0.79%            1.49%           0.83%
Portfolio turnover rate . . . . .          52%             82%            67%              54%              90%             79%


(a)    Net investment income (loss) is based on average shares outstanding during the year.
(b)    Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c)    Annualized.





See accompanying notes which are an integral part of the financial statements.


DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND -- CLASS C
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=============================================================================================================================
                             SIX MONTHS ENDED
                            SEPTEMBER 30, 2003    YEAR ENDED       YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED
                                (UNAUDITED)    MARCH 31, 2003   MARCH 31, 2002  MARCH 31, 2001 MARCH 31, 2000 MARCH 31, 1999
-----------------------------------------------------------------------------------------------------------------------------

Net asset value,
  beginning of period ........   $   9.31        $     13.05     $     10.20       $   8.80    $     9.05     $    12.79
                                 --------        -----------     -----------       --------    ----------     ----------
Income (loss) from
  investment operations:
  Net investment
   income (loss) .............      (0.10)             (0.11)          (0.06)(a)       0.03         (0.01)          0.01
  Net realized and
   unrealized gains
   (losses) on investments ...       2.95              (3.58)           2.91           1.44         (0.09)         (3.03)
                                 --------        -----------     -----------       --------    ----------     ----------
Total income (loss) from
  investment operations ......       2.85              (3.69)           2.85           1.47         (0.10)         (3.02)
                                 --------        -----------     -----------       --------    ----------     ----------

Less distributions:
  From net investment income .      --                 --              --             (0.07)        (0.15)         (0.04)
  From net realized gains ....      --                 (0.05)          --             --            --             (0.68)
                                 --------        -----------     -----------       --------    ----------     ----------
Total distributions ..........      --                 (0.05)          --             (0.07)        (0.15)         (0.72)
                                 --------        -----------     -----------       --------    ----------     ----------

Net asset value, end of period   $  12.16        $      9.31    $      13.05       $  10.20    $     8.80     $     9.05
                                 ========        ===========    ============       ========    ==========     ==========

Total Return (b) .............      30.61%            (28.32)%         27.94%         16.66%        (1.11)%       (24.00)%
                                 ========        ===========    ============       ========    ==========     ==========

Net assets, end of period ....   $601,858        $   527,921    $    797,669       $683,137    $2,344,244     $2,560,618
                                 ========        ===========    ============       ========    ==========     ==========

Ratio of expenses to
  average net assets:
  Before fee waivers and/or
   expense reimbursement
   by Adviser ................       2.98%(c)           2.19%           3.69%          3.18%         2.32%          2.70%
  After fee waivers and/or
   expense reimbursement
   by Adviser .................      2.60%(c)           2.19%           2.60%          2.31%         2.31%          2.60%
Ratio of net investment income
  (loss) to average net assets      (1.68)%(c)         (0.99)%         (0.49)%         0.35%        (0.31)%         0.17%
Portfolio turnover rate ......         52%                82%             67%            54%           90%            79%


(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c)  Annualized.



See accompanying notes which are an integral part of the financial statements.
28


DEAN FAMILY OF FUNDS
BALANCED FUND -- CLASS A
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================================
                                SIX MONTHS ENDED
                               SEPTEMBER 30, 2003    YEAR ENDED       YEAR ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  (UNAUDITED)     MARCH 31, 2003   MARCH 31, 2002    MARCH 31, 2001  MARCH 31, 2000 MARCH 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value,
       beginning of period .....   $     6.89        $    10.15     $     10.92       $     10.16    $    10.75     $     11.55
                                   ----------        ----------     -----------       -----------    ----------     -----------
Income (loss) from investment
  operations:
       Net investment income ...         0.02              0.06            0.09(a)           0.20          0.28            0.19
       Net realized and
       unrealized gains
       (losses) on investments .         1.36             (2.69)          (0.26)             0.98         (0.66)          (0.56)
                                   ----------        ----------     -----------       -----------    ----------     -----------
 Total income (loss) from
       investment operations ...         1.38             (2.63)          (0.17)             1.18         (0.38)          (0.37)
                                   ----------        ----------     -----------       -----------    ----------     -----------

Less distributions:
       From net investment .....        (0.01)            (0.06)          (0.10)            (0.19)        (0.21)          (0.19)
       income
       From net realized gains .         --               (0.26)          (0.50)            (0.23)      --                (0.24)
       From return of capital ..         --               (0.31)        --                --            --              --
                                   ----------        ----------     -----------       -----------    ----------     -----------
Total distributions ............        (0.01)            (0.63)          (0.60)            (0.42)        (0.21)          (0.43)
                                   ----------        ----------     -----------       -----------    ----------     -----------

Net asset value, end of period .   $     8.26        $     6.89     $     10.15       $     10.92    $    10.16     $     10.75
                                   ==========        ==========     ===========       ===========    ==========     ===========

Total Return (b) ...............        20.03%           (26.10)%         (1.75)%           11.93%        (3.52)%         (3.22)%
                                   ==========        ==========     ===========       ===========    ==========     ===========

Net assets, end of period ......   $8,930,725        $8,183,461     $12,509,111       $12,453,481    $8,606,480     $10,391,582
                                   ==========        ==========     ===========       ===========    ==========     ===========

Ratio of expenses to
  average net assets:
  Before fee waivers and/or
   expense reimbursement
   by Adviser ..............             2.41%(c)          2.21%           2.01%             2.04%         2.13%           2.09%
  After fee waivers and/or
   expense reimbursement
   by Adviser ..............             1.85%(c)          1.85%           1.85%             1.84%         1.85%           1.85%
Ratio of net investment income
  to average net assets ....             0.38%(c)          0.77%           0.88%             1.89%         2.63%           1.79%
Portfolio turnover rate ....               20%               51%             86%               66%          196%             60%

(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c)  Annualized.


See accompanying notes which are an integral part of the financial statements.

                                                                              29


DEAN FAMILY OF FUNDS
BALANCED FUND -- CLASS C
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=============================================================================================================================
                               SIX MONTHS ENDED
                                  SEPTEMBER 30,   YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                     2003
                                  (UNAUDITED)  MARCH 31, 2003  MARCH 31, 2002 MARCH 31, 2001 MARCH 31, 2000  MARCH 31, 1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
       beginning of period .....   $   6.50       $    9.63     $    10.40     $  10.00     $    10.73     $    11.52
                                   --------       ---------     ----------     --------     ----------     ----------
Income (loss) from investment
  operations:
       Net investment income
         (loss) ................      (0.01)           0.01             --(a)      0.12          (0.22)          0.11
       Net realized and
         unrealized gains
         (losses) on investments       1.28           (2.53)         (0.23)        0.95          (0.34)         (0.55)
                                   --------       ---------     ----------     --------     ----------     ----------
Total income (loss) from
       investment operations ...       1.27           (2.52)         (0.23)        1.07          (0.56)         (0.44)
                                   --------       ---------     ----------     --------     ----------     ----------
Less distributions:
       From net investment
         income ................       --             (0.04)         (0.04)       (0.12)         (0.17)         (0.11)
       From net realized gains .       --             (0.26)         (0.50)       (0.55)       --               (0.24)
       From return of capital ..       --             (0.31)       --           --             --             --
                                   --------       ---------     ----------     --------     ----------     ----------
Total distributions ............       --             (0.61)         (0.54)       (0.67)         (0.17)         (0.35)
                                   --------       ---------     ----------     --------     ----------     ----------

Net asset value, end of period .   $   7.77       $    6.50     $     9.63     $  10.40     $    10.00     $    10.73
                                   ========       =========     ==========     ========     ==========     ==========

Total Return (b) ...............      19.54%         (26.37)%        (2.38)%      11.03%         (5.24)%        (3.81)%
                                   ========       =========     ==========     ========     ==========     ==========

Net assets, end of period ......   $524,757       $ 770,459     $1,205,394     $485,234     $1,291,000     $1,885,376
                                   ========       =========     ==========     ========     ==========     ==========

Ratio of expenses to
  average net assets:
  Before fee waivers and/or
   expense reimbursement
   by Adviser ...........              2.62%(c)        2.35%          4.01%        2.73%          2.74%          3.14%
  After fee waivers and/or
   expense reimbursement
   by Adviser ..............           2.60%(c)        2.35%          2.60%        2.60%          2.60%          2.60%
Ratio of net investment income
   (loss) to average net
   assets ......................      (0.34)%(c)       0.29%          0.00%        1.14%         (2.13)%         1.04%
Portfolio turnover rate ........         20%             51%            86%          66%           196%            60%


(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c)  Annualized.


See accompanying notes which are an integral part of the financial statements.




DEAN FAMILY OF FUNDS
INTERNATIONAL FUND -- CLASS A
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
                               SIX MONTHS ENDED
                              SEPTEMBER 30, 2003   YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                  (UNAUDITED)   MARCH 31, 2003 MARCH 31, 2002   MARCH 31, 2001   MARCH 31, 2000     MARCH 31, 1999

Net asset value,
       beginning of period .....   $     6.84       $     9.18     $      9.96       $     20.11     $     12.41     $    11.76
                                   ----------       ----------     -----------       -----------     -----------     ----------
Income (loss) from
  investment operations:
  Net investment
   income (loss) ...............         0.04          --                (0.06)(a)         (0.11)          (0.13)         (0.01)
  Net realized and
   unrealized gains
   (losses) on investments .....         2.01            (2.34)          (0.71)            (5.88)           8.50           0.69
                                   ----------       ----------     -----------       -----------     -----------     ----------
Total income (loss) from
       investment operations ...         2.05            (2.34)          (0.77)            (5.99)           8.37           0.68
                                   ----------       ----------     -----------       -----------     -----------     ----------

Less distributions:
       From net investment
         income ................         --               --             (0.01)            (0.01)        --             --
       From net realized gains .         --               --              --               (4.15)          (0.67)         (0.03)
                                   ----------       ----------     -----------       -----------     -----------     ----------
Total distributions ............         --               --             (0.01)            (4.16)          (0.67)         (0.03)
                                   ----------       ----------     -----------       -----------     -----------     ----------

Net asset value, end of period .   $     8.89       $     6.84     $      9.18       $      9.96     $     20.11     $    12.41
                                   ==========       ==========     ===========       ===========     ===========     ==========

Total Return (b) ...............        29.97%          (25.49)%         (7.77)%          (30.61)%         69.26%          5.82%
                                   ==========       ==========     ===========       ===========     ===========     ==========

Net assets, end of period ......   $8,990,216       $7,041,919     $12,078,887       $14,614,461     $19,605,996     $5,981,899
                                   ==========       ==========     ===========       ===========     ===========     ==========

Ratio of expenses to
  average net assets:
  Before fee waivers and/or
   expense reimbursement
   by Adviser ..................         3.52%(c)         3.07%           2.73%             2.26%           2.89%          4.25%
  After fee waivers and/or
   expense reimbursement
   by Adviser ..................         2.10%(c)         2.10%           2.10%             2.06%           2.09%          2.09%
Ratio of net investment income
   (loss) to average net
   assets ......................         0.95%(c)        (0.05)%         (0.67)%           (0.72)%         (0.82)%        (0.70)%
Portfolio turnover rate ........          102%             143%            121%              146%            157%           100%



(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c)  Annualized.




See accompanying notes which are an integral part of the financial statements.


DEAN FAMILY OF FUNDS
INTERNATIONAL FUND -- CLASS C
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==============================================================================================================================
                              SIX MONTHS ENDED
                             SEPTEMBER 30, 2003    YEAR ENDED    YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                  (UNAUDITED)   MARCH 31, 2003 MARCH 31, 2002  MARCH 31, 2001  MARCH 31, 2000  MARCH 31, 1999
-------------------------------------------------------------------------------------------------------------------------------

Net asset value,
       beginning of period .....   $   6.66       $   9.06    $   9.88       $    19.76     $    12.28     $    11.72
                                   --------       --------    --------       ----------     ----------     ----------
Income (loss) from
  investment operations:
  Net investment
   income (loss) ...............       0.01          (0.07)      (0.12)(a)        (0.21)         (0.24)         (0.10)
  Net realized and
   unrealized gains
   (losses) on investments .....       1.96          (2.33)      (0.70)           (5.78)          8.43           0.69
                                   --------       --------    --------       ----------     ----------     ----------
Total income (loss) from
       investment operations ...       1.97          (2.40)      (0.82)           (5.99)          8.19           0.59
                                   --------       --------    --------       ----------     ----------     ----------

Less distributions:
       From net investment
         income ................      --             --          --               (0.01)       --             --
       From net realized gains .      --             --          --               (3.88)         (0.71)         (0.03)
                                   --------       --------    --------       ----------     ----------     ----------
Total distributions ............      --             --          --               (3.89)         (0.71)         (0.03)
                                   --------       --------    --------       ----------     ----------     ----------

Net asset value, end of period .   $   8.63       $   6.66    $   9.06       $      9.88    $    19.76     $    12.28
                                   ========       ========    ========       ===========    ==========     ==========

Total Return (b) ...............      29.58%        (26.49)%     (8.30)%         (30.90)%        68.54%          5.07%
                                   ========       ========    ========       ===========    ==========     ==========

Net assets, end of period ......   $578,576       $446,561    $840,398       $1,326,365     $1,902,892     $1,453,569
                                   ========       ========    ========       ===========    ==========     ==========

Ratio of expenses to
  average net assets:
  Before fee waivers and/or
   expense reimbursement
   by Adviser ..................       4.17%(c)       3.23%       4.16%            2.72%          3.53%          5.91%
  After fee waivers and/or
   expense reimbursement
   by Adviser ..................       2.85%(c)       2.85%       2.85%            2.72%          2.71%          2.84%
Ratio of net investment income
   (loss) to average net
   assets ......................       0.21%(c)      (0.71)%     (1.30)%          (1.40)%        (1.61)%        (1.23)%
Portfolio turnover rate ........        102%           143%        121%             146%           157%           100%




(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION
The Dean Family of Funds (the Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated December 18, 1996. The Trust has established four series: the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Fund (the Funds). The Trust was capitalized on March 17, 1997, when the initial shares of each Fund (except for the International Fund) were purchased at $10.00 per share. The International Fund was capitalized on October 13, 1997.

The LARGE CAP VALUE FUND seeks to provide capital appreciation and dividend income over the long-term by investing primarily in the common stocks of large companies.

The SMALL CAP VALUE FUND seeks to provide capital appreciation by investing primarily in the common stocks of small companies.

The BALANCED FUND seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.

The INTERNATIONAL FUND seeks to provide long-term capital growth by investing primarily in the common stocks of foreign companies.

The Funds each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 5.54% of net asset value and a distribution fee of up to 0.25% per annum of the average daily net assets allocable to Class A shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% of net asset value if redeemed within a one-year period from purchase and a distribution fee of up to 1.00% per annum of average daily net assets allocable to Class C shares). Each Class A and Class C share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Trust's significant accounting policies:

Security valuation - The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time). Securities traded on a stock exchange or quoted by NASDAQ are valued based upon the last reported sale price or official closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the last bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sale price or, if the last sale price is not readily available, at the last price as quoted by brokers that make markets in the securities.

U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. With respect to the International Fund, securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange and the translated U.S. dollar value of foreign securities and forward foreign currency exchange contracts is determined using spot and forward currency exchange rates, respectively, supplied by a quotation service. Securities for which market quotations are not readily available are valued at their fair market value as determined in good faith by the Board of Trustees or in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003 (UNAUDITED)

Share valuation - The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 5.54% of the net asset value (or 5.25% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of each Fund is equal to net asset value per share. A contingent deferred sales load is imposed upon certain redemptions of Class A shares that were purchased at net asset value if a commission was paid by the Underwriter to a participating unaffiliated dealer at the time of the purchase and the Class A shares are redeemed within one year from the date of purchase. The contingent deferred sales load will equal the commission percentage paid at the time of purchase (up to 1.00%) applied to the lesser of the net asset value of the Class A shares at the time of purchase or the net asset value of the Class A shares at the time of redemption. In addition, Class C shares of each Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders - The Balanced Fund distributes substantially all of its net investment income, if any, on a quarterly basis. Each of the Large Cap Value Fund, Small Cap Value Fund, and the International Fund distribute substantially all of its net investment income, if any, on an annual basis. In addition, each Fund distributes any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. At the November 13, 2003 meeting of the Board of Trustees, the Board authorized a dividend payment to be made by the International Fund prior to December 31, 2003.

Allocation between classes - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund.

Investment transactions - Investment transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Sub-Chapter M of the Internal Revenue Code (the "Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003 (UNAUDITED)


The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2003:

-----------------------------------------------------------------------------------------------------------------------------
                                                           LARGE CAP          SMALL CAP            BALANCED       INTERNATIONAL
                                                           VALUE FUND         VALUE FUND             FUND             FUND
                                                          ------------       ------------       -------------     -------------
Gross unrealized appreciation ......................      $    560,489       $  1,780,294       $     748,337     $   1,053,647
Gross unrealized depreciation ......................        (1,263,852)          (383,009)           (936,171)        (169,870)
                                                          ------------       ------------       -------------     ------------
Net unrealized appreciation (depreciation) .........      $   (703,363)      $  1,397,285       $    (187,834)    $    883,777
                                                          ============       ============       =============     ============
Federal income tax cost ............................      $  8,648,297      $ 14,520,122       $   9,620,412     $  8,867,506
                                                          ============       ============       =============     ============

3. COMMITMENTS AND TRANSACTIONS WITH AFFILIATES
Certain officers of the Trust are also officers or employees of C.H. Dean & Associates, Inc. (the Adviser) or of Unified Fund Services, Inc. (UFS), the administrative services agent, transfer and shareholder servicing agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT

The Fund's investments are managed by the Adviser pursuant to the terms of an advisory agreement. In accordance with the advisory agreement, the Adviser is entitled to an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Large Cap Value Fund, the Small Cap Value Fund and the Balanced Fund and 1.25% of the average daily net assets of the International Fund.

Newton Capital Management Ltd. (Newton Capital) has been retained by the Adviser to manage the investments of the International Fund. The Adviser (not the Fund) pays Newton Capital a fee for its services equal to the annual rate of 0.50% of the Fund's average daily net assets.

Pursuant to an Expense Limitation Agreement between the Adviser and the Trust, the Adviser waived a portion of its advisory fees for each Fund and in the case of the International Fund, reimbursed expenses, to the extent that the Fund's operating expenses exceeded the applicable "operating expense limit" amount during the period ended September 30, 2003. There is no obligation for the Trust to repay the amounts of the advisory fees waived or expenses reimbursed. The Adviser waived fees of $34,174 for the Large Cap Value Fund, $17,408 for the Small Cap Value Fund, $26,082 for the Balanced Fund, and waived fees and reimbursed expenses of $67,804 for the International Fund during the period ended September 30, 2003. The "operating expense limit" with respect to each class of each Fund is based on a percentage of the average daily net assets of each class of each Fund as follows:


                                                          MAXIMUM OPERATING
     FUND                        CLASS                      EXPENSE LIMIT
     ----                        -----                      -------------
Large Cap Value Fund             Class A                       1.85%
Large Cap Value Fund             Class C                       2.60%
Small Cap Value Fund             Class A                       1.85%
Small Cap Value Fund             Class C                       2.60%
Balanced Fund                    Class A                       1.85%
Balanced Fund                    Class C                       2.60%
International Fund               Class A                       2.10%
International Fund               Class C                       2.85%

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003 (UNAUDITED)

ADMINISTRATION AGREEMENT

Under the terms of a Mutual Fund Services Agreement, UFS serves as administrative services agent for the Trust. UFS supplies non-investment related administrative and compliance services for the Funds. UFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, UFS receives a monthly fee from each Fund at an annual rate of 0.09% on its average daily net assets up to $100 million, 0.06% on the next $150 million of such net assets, and 0.03% on such net assets in excess of $250 million, subject to a $15,000 minimum annual fee for each Fund. In addition each Fund pays additional expenses including, but not limited to, fees for federal and state securities registration.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT

Under the terms of the Mutual Fund Services Agreement, UFS serves as transfer and shareholder servicing agent for the Trust. UFS maintains the records of each shareholder's account, answers shareholder inquires concerning accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder servicing functions. For these services, UFS receives a monthly fee of $1.30 per active shareholder account, subject to a $1,000 minimum monthly fee for each class of each Fund. The Trust also receives a discount based on assets of each share class of 50% for a share class with assets up to $2 million and 25% for a share class with assets between $2 and $5 million. There is no discount for a share class with assets over $5 million. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies. For the period ended September 30, 2003, each share class accrued transfer agent and shareholder servicing fees as follows:


                                                        TRANSFER AGENT
                                                        AND SHAREHOLDER
      FUND                           CLASS              SERVICING FEES
      ----                           -----              --------------
Large Cap Value Fund                Class A                $ 13,993
Large Cap Value Fund                Class C                     897
Small Cap Value Fund                Class A                  16,193
Small Cap Value Fund                Class C                     643
Balanced Fund                       Class A                  12,605
Balanced Fund                       Class C                     990
International Fund                  Class A                  14,901
International Fund                  Class C                     890


ACCOUNTING SERVICES AGREEMENT

Under the terms of the Mutual Fund Services Agreement, UFS serves as accounting services agent for the Trust. UFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, UFS receives a monthly fee from each Fund at a rate of 0.05% of its average daily net assets up to $100 million, 0.04% of the next $150 million of such net assets, and 0.03% of such net assets in excess of $250 million, subject to $26,000 minimum annual fees for each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by UFS in obtaining valuations of such Fund's portfolio securities.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003 (UNAUDITED)

UNDERWRITING AGREEMENT

2480 Securities LLC (the Underwriter), an affiliate of the Adviser, serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned no fees from underwriting and broker commissions on the sale of shares of the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Fund, respectively, during the period ended September 30, 2003.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares may directly incur or reimburse the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of each Fund's average daily net assets attributable to such shares. For the period ended September 30, 2003, Class A shares of each Fund did not incur any distribution expenses.

The Trust also has a Plan of Distribution (Class C Plan), which provides for two categories of payments. First, the Class C Plan provides for the payment to the Underwriter, dealers and other organizations in an amount not to exceed 0.25% per year of each Fund's average daily net assets attributable to Class C shares for certain account maintenance and service fees. In addition, the Class C shares may directly incur or reimburse the Underwriter in an amount not to exceed 0.75% per year of each Fund's average daily net assets attributable to Class C shares for certain distribution-related expenses incurred in the distribution and promotion of the Fund's Class C shares. For the period ended September 30, 2003, Class C shares of each Fund did not incur any distribution expenses.

4. INVESTMENT TRANSACTIONS

Investment transactions, other than short-term investments, were as follows for the period ended September 30, 2003:


                                                          LARGE CAP         SMALL CAP         BALANCED        INTERNATIONAL
                                                          VALUE FUND        VALUE FUND          FUND              FUND
                                                          ----------        ----------          ----              ----
Purchases of portfolio securities . . . . . . . . . .   $   1,734,043     $  7,497,180     $  1,871,011      $ 9,287,453
                                                        =============     ============     ============      ===========
Proceeds from sales and maturities
of portfolio securities         . . . . . . . . . . .   $   2,908,521     $  8,397,697     $  3,532,545      $ 9,365,466
                                                        =============     ============     ============      ===========

5. FOREIGN CURRENCY TRANSLATION
With respect to the International Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003 (UNAUDITED)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

6. RISK ASSOCIATED WITH FOREIGN SECURITIES
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions (a cross-hedge occurs when forward foreign currency contracts are executed for a currency that has a high correlation with the currency that is being hedged). The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchanges rates at the dates of entry into the contracts and the forward foreign exchange rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains or losses are included in the Fund's Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities.


 DEAN FAMILY OF FUNDS
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
 SEPTEMBER 30, 2003 (UNAUDITED)

As of September 30, 2003, the International Fund had forward foreign currency exchange contracts outstanding as follows:
                                                                                       NET APPRECIATION
                                                                                       (DEPRECIATION)
               SETTLEMENT DATE                 TO DELIVER             TO RECEIVE       IN U.S. DOLLARS
               ---------------                 ----------             ----------       ---------------

10/01/03 ..............................       (13,773)   GBP          22,696   USD        $   (186)
11/14/03 ..............................       (63,000)   USD          55,084   EUR           1,068
11/14/03 ..............................      (141,000)   USD          84,713   GBP            (705)
11/14/03 ..............................       (53,471)   EUR          63,000   USD             808
11/14/03 ..............................      (327,000)   USD         291,483   EUR          12,020
12/15/03 ..............................      (120,495)   EUR      16,635,000   JPY           9,265
12/15/03 ..............................   (33,270,000)   JPY         170,909   GBP         (16,169)
12/15/03 ..............................  (101,451,000)   JPY         740,564   EUR         (49,875)
12/15/03 ..............................      (658,539)   EUR      84,816,000   JPY          (5,267)
12/15/03 ..............................      (180,501)   GBP      33,270,000   JPY           1,489
01/15/04 ..............................      (849,000)   HKD          67,852   GBP           2,151
                                                                                           --------
Total depreciation on contracts .......                                                   $(45,401)
                                                                                          ========



EUR - Euro Dollar
USD - U.S. Dollar
GBP - British Pound Sterling
HKD - Hong Kong Dollar
JPY - Japanese Yen

8. PROXY VOTING
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-327-3656 or on the Securities and Exchange Commission's website at http://www.sec.gov.

DEAN FAMILY OF FUNDS
2480 Kettering Tower
Dayton, Ohio 45423

BOARD OF TRUSTEES
Dr. Sam B. Gould
Frank J. Perez
Dr. David H. Ponitz
Gilbert P. Williamson

INVESTMENT ADVISER
C.H. DEAN & ASSOCIATES, INC.
2480 Kettering Tower
Dayton, Ohio 45423

UNDERWRITER
2480 SECURITIES LLC
2480 Kettering Tower
Dayton, Ohio 45423

TRANSFER AGENT
UNIFIED FUND SERVICES, INC.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 888-899-8343

TABLE OF CONTENTS
====================================================
Portfolios of Investments:
     Large Cap Value Fund .....................    2
     Small Cap Value Fund .....................    5
     Balanced Fund ............................    8
     International Fund .......................   11
     Financial Statements .....................   17
     Notes to Financial Statements ............   33
====================================================





This report is not authorized for distribution to prospective shareholders of The Dean Family of Funds unless preceded or accompanied by an effective prospectus.

                                     [LOGO]
                           DEAN INVESTMENT ASSOCIATES
                           --------------------------
                              DEAN FAMILY OF FUNDS







                              LARGE CAP VALUE FUND

                              SMALL CAP VALUE FUND

                                 BALANCED FUND

                               INTERNATIONAL FUND








                               SEMI-ANNUAL REPORT

                               September 30, 2003

                                   (Unaudited)

ITEM 2. CODE OF ETHICS.  N/A

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. N/A

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8. RESERVED.

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of. the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.
(a)(1) N/A
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)    Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DEAN FAMILY OF FUNDS
             ---------------------

By /s/ Stephen M. Miller
   ---------------------
   Stephen M. Miller, President, Principal Executive Officer

Date December 4, 2003
    ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen M. Miller
   ---------------------
   Stephen M. Miller, President, Principal Executive Officer

Date December 4, 2003
    ------------------

By /s/ Debra E. Rindler
   --------------------
   Debra E. Rindler, Secretary and Treasurer, Principal Financial Officer

Date December 4, 2003
    ------------------